AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 71.3%
Communication Services - 7.0%
Sea, Ltd., ADR (Singapore)*	31,636	$10,083,342
Tencent Holdings, Ltd. (China)	67,239	4,014,085

Total Communication Services		14,097,427
Consumer Discretionary - 2.7%
Alibaba Group Holding, Ltd. (China)*	91,350	1,691,248
Coupang, Inc. (South Korea)*	30,000	835,500
Midea Group Co., Ltd., Class A (China)	270,697	2,910,707

Total Consumer Discretionary		5,437,455
Consumer Staples - 4.3%
Kweichow Moutai Co., Ltd., Class A (China)	31,000	8,750,016
Financials - 4.6%
HDFC Bank, Ltd., ADR (India)	126,816	9,268,982
Health Care - 10.1%
Adeptus Health, Inc.*,1,2	24,574	0
Cochlear, Ltd. (Australia)	15,918	2,490,572
CSL, Ltd. (Australia)	20,974	4,382,125
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	169,900	2,684,238
Jinxin Fertility Group, Ltd. (China)*,3	922,000	1,367,403
JW Cayman Therapeutics Co., Ltd. (China)*,3	199,500	380,688
PDL BioPharma, Inc.*,2	30,996	68,811
WuXi AppTec Co., Ltd., Class H (China)[3]	217,740	5,068,950
Wuxi Biologics Cayman, Inc. (China)*,3	240,400	3,899,359

Total Health Care		20,342,146
Industrials - 8.4%
Centre Testing International Group Co., Ltd., Class A (China)	544,800	2,135,641
Shenzhen Inovance Technology Co., Ltd., Class A (China)	610,147	5,929,985
Sungrow Power Supply Co., Ltd., Class A (China)	394,700	8,970,484

Total Industrials		17,036,110
Information Technology - 26.1%
Afterpay, Ltd. (Australia)*	81,597	7,088,750
Hangzhou First Applied Material Co., Ltd., Class A (China)	119,960	2,335,926
LONGi Green Energy Technology Co., Ltd., Class A (China)	263,760	3,352,761
Samsung Electronics Co., Ltd. (South Korea)	197,650	12,253,233
Samsung SDI Co., Ltd. (South Korea)	12,400	7,399,330
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	701,400	14,506,416
	Shares	Value

Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	539,998	$5,765,490

Total Information Technology		52,701,906
Materials - 4.2%
LG Chem, Ltd. (South Korea)	13,040	8,457,357
Real Estate - 3.9%
Country Garden Services Holdings Co., Ltd. (China)	399,958	3,160,445
Goodman Group, REIT (Australia)	300,346	4,621,449

Total Real Estate		7,781,894

Total Common Stocks (Cost $143,372,077)		143,873,293
Participation Notes - 22.3%
Consumer Discretionary - 1.5%
Titan Co., Ltd. (CLSA Ltd.) (India)	100,000	2,902,300
Consumer Staples - 5.1%
Hindustan Unilever, Ltd. (CLSA Ltd.) (India)	194,500	7,072,449
Nestle India, Ltd. (CLSA Ltd.) (India)	12,300	3,213,733

Total Consumer Staples		10,286,182
Energy - 3.1%
Reliance Industries Ltd. (CLSA Ltd.) (India)	84,000	2,842,964
Sungrow Power Supply Co., Ltd. (UBS Securities LLC) (China)	146,494	3,329,420

Total Energy		6,172,384
Financials - 2.5%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.) (India)	187,500	5,046,082
Health Care - 4.4%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.) (India)	118,000	7,101,369
Max Healthcare Institute, Ltd. (CLSA Ltd.) (India)	378,000	1,823,598

Total Health Care		8,924,967
Information Technology - 4.0%
Info Edge India, Ltd. (CLSA Ltd.) (India)	23,000	1,985,225
Tata Consultancy Services, Ltd. (CLSA Ltd.) (India)	120,731	6,118,437

Total Information Technology		8,103,662
Materials - 1.7%
Asian Paints, Ltd. (CLSA Ltd.) (India)	78,500	3,421,884

Total Participation Notes (Cost $36,437,989)		44,857,461

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 5.6%
Other Investment Companies - 5.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[4]	3,734,582	$3,734,582
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[4]	3,734,529	3,734,529
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[4]	3,847,734	3,847,734

Total Short-Term Investments (Cost $11,316,845)		11,316,845
Value

Total Investments - 99.2% (Cost $191,126,911)	$200,047,599
Other Assets, less Liabilities - 0.8%	1,663,199
Net Assets - 100.0%	$201,710,798

*	Non-income producing security.
[1]	Escrow shares
[2]	Security's value was determined by using significant unobservable inputs.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $10,716,400 or 5.3% of net assets.
[4]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$52,701,906	—	$52,701,906
Health Care	—	20,273,335	$68,811	20,342,146
Industrials	—	17,036,110	—	17,036,110
Communication Services	$10,083,342	4,014,085	—	14,097,427
Financials	9,268,982	—	—	9,268,982
Consumer Staples	—	8,750,016	—	8,750,016
Materials	—	8,457,357	—	8,457,357
Real Estate	—	7,781,894	—	7,781,894
Consumer Discretionary	835,500	4,601,955	—	5,437,455
Participation Notes
Consumer Staples	—	10,286,182	—	10,286,182
Health Care	—	8,924,967	—	8,924,967
Information Technology	—	8,103,662	—	8,103,662
Energy	—	6,172,384	—	6,172,384
Financials	—	5,046,082	—	5,046,082
Materials	—	3,421,884	—	3,421,884
Consumer Discretionary	—	2,902,300	—	2,902,300
Short-Term Investments
Other Investment Companies	11,316,845	—	—	11,316,845
Total Investments in Securities	$31,504,669	$168,474,119	$68,811	$200,047,599

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2021:
Common Stock
Balance as of December 31, 2020	$68,811
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2021	$68,811

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2021	$0

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$68,811	Market Approach - Last Trade Price	Discount Rate	10%	N/A	Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	9.9
China	34.8
India	26.9
Singapore	5.4
South Korea	15.3
Taiwan	7.7
United States	0.0#
100.0

#	Less than 0.05%.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.